Segments	3 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segments
Segments
The Company reports its business activities in five business segments: (1) Domestic Offshore, (2) International Offshore, (3) Inland, (4) Domestic Liftboats and (5) International Liftboats. The Company eliminates inter-segment revenue and expenses, if any.
The Company’s jackup rigs are used primarily for exploration and development drilling in shallow waters. The Company’s liftboats are self-propelled, self-elevating vessels with a large open deck space, which provides a versatile, mobile and stable platform to support a broad range of offshore maintenance and construction services throughout the life of an oil or natural gas well.
In March 2012, the Company acquired an offshore jackup drilling rig, Hercules 266, for $40.0 million. The Company has entered into a three-year drilling contract with Saudi Aramco for the use of this rig with Saudi Aramco having an option to extend the term for an additional one-year period. This rig completed upgrades and other contract specific refurbishments and commenced work in April 2013.
During November 2012, the decision was made to reactivate one of the Company's previously cold stacked rigs, Hercules 209. This rig is currently in the shipyard undergoing repairs and upgrades for reactivation and is expected to be available for work in the second quarter of 2013.
In March 2013, the Company acquired the offshore drilling rig Hercules 267 for $55.0 million. In addition, the Company signed a three-year rig commitment with Cabinda Gulf Oil Company Limited for use of the Hercules 267. The Company expects the rig to commence work in the second quarter of 2013.
In March 2013, the Company acquired the liftboat Bull Ray for $42.0 million. The liftboat commenced work in West Africa in March 2013.
The results of operations of the Domestic Liftboats and Inland segments are reflected in the Consolidated Statements of Operations for the three months ended March 31, 2013 and 2012, as discontinued operations and the Company has recast the financial information in this footnote as it relates to the Consolidated Statements of Operations to exclude these discontinued operations (See Notes 1 and 4). The remaining assets of the Inland segment, which included spare equipment, one cold stacked barge and a barge that will be used as a training rig, have been transferred to the Domestic Offshore segment. The historical results of Domestic Offshore have been recast to include the operating results of these assets. In 2012, the Company transferred one vessel, Kingfish, from its Domestic Liftboats segment to its International Liftboats segment. The historical results generated by the Kingfish, that were previously reported in the Domestic Liftboats segment are reported in the International Liftboats segment. As a result of this transfer, the historical results of International Liftboats have also been recast to include the operating results of this asset.
Information regarding the Company's reportable segments is as follows:

	Three Months Ended March 31, 2013			Three Months Ended March 31, 2012
	Revenue	Income (Loss) from Operations	Depreciation and Amortization	Revenue	Income (Loss) from Operations	Depreciation and Amortization
		(in thousands)			(in thousands)
Domestic Offshore	$121,115	$39,955	$19,844	$82,318	$916	$19,012
International Offshore	31,774	(12,169)	10,020	18,048	(20,849)	12,341
International Liftboats	33,306	5,152	4,352	28,469	8,208	5,256
	$186,195	$32,938	$34,216	$128,835	$(11,725)	$36,609
Corporate	—	(14,751)	722	—	(11,147)	633
Total Company	$186,195	$18,187	$34,938	$128,835	$(22,872)	$37,242

	Total Assets
	March 31, 2013	December 31, 2012
	(in thousands)
Domestic Offshore	$907,325	$980,973
International Offshore	696,094	649,565
Inland	100,035	107,349
Domestic Liftboats	69,809	74,824
International Liftboats	192,417	147,823
Corporate	36,399	56,096
Total Company	$2,002,079	$2,016,630